Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
25.
Related Party Transactions

For the years ended December 31, 2021, 2022 and 2023, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Rental fee charged by a related party	$216	$207	$198

The rental fee charged by a related party represented the costs charged from a company under common control of a principal shareholder for a renewable operating lease for an office facility used by the Group. The Company has recorded nil ROU assets and lease liabilities as of December 31, 2023 associated with this lease (see Note 7 for additional information on leases).